RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Schedule of Revision on Financial Statement) (Details) - USD ($)			1 Months Ended			3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Jun. 24, 2021	Feb. 16, 2021	Dec. 31, 2020		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Jun. 23, 2021	Nov. 23, 2020	Dec. 31, 2018	Dec. 10, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption				$ 86,997,000		$ 139,990,000				$ 139,990,000	$ 83,573,000	$ 86,997,000		$ 79,700,000			$ 48,001,000
Common stock, value				12,000		14,000				14,000		12,000		12,000
Additional paid-in capital				0								0		3,048,000
Accumulated deficit				(48,113,000)		(101,769,000)				(101,769,000)		(48,113,000)		(44,218,000)
Total Shareholders’ (Deficit) Equity				$ (49,730,000)		$ (103,384,000)				$ (103,384,000)	$ (51,787,000)	$ (49,730,000)		$ (42,787,000)			$ (33,923,000)
Weighted average shares outstanding, basic (in shares)										13,157,022	11,973,921	11,986,185		11,880,295
Weighted average shares outstanding, diluted (in shares)										13,157,022	11,973,921	11,986,185		11,880,295
Basic net income (loss) per ordinary shares (in dollars per share)										$ (4.32)	$ (0.83)	$ (0.68)		$ (0.79)
Diluted net income (loss) per ordinary shares (in dollars per share)										(4.32)	$ (0.83)	(0.68)		(0.79)
Shares issued in transaction (in shares)		76,874,354
Ordinary shares, par value (in dollars per share)				$ 0.001		$ 0.001				$ 0.001		$ 0.001		$ 0.001				$ 0.001
Ordinary shares, shares authorized (in shares)				75,254,333		75,254,333				75,254,333		75,254,333		75,254,333
Shares subject to redemption (in shares)				55,105,773		55,105,773				55,105,773		55,105,773		55,105,773
Ordinary shares, shares issued (in shares)				13,602,467		15,704,059				15,704,059		13,602,467		13,373,379
Ordinary shares, shares outstanding (in shares)				12,170,929		14,272,521				14,272,521		12,170,929		11,941,841
ION Acquisition Corp 2 LTD
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			$ 253,000,000	$ 0		$ 253,000,000	$ 253,000,000	$ 253,000,000	$ 253,000,000	$ 253,000,000		$ 0
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs			253,000,000
Additional paid-in capital				24,367		0	0		0	0		24,367
Accumulated deficit			(37,423,857)	(5,000)		(41,292,174)	(39,743,536)	(39,004,668)	(39,743,536)	(41,292,174)		(5,000)
Total Shareholders’ (Deficit) Equity			(37,423,224)	$ 20,000		(41,291,541)	(39,742,903)	(39,004,035)	(39,742,903)	(41,291,541)		20,000				$ 0
Weighted average shares outstanding, basic (in shares)	[1]			5,500,000
Weighted average shares outstanding, diluted (in shares)				5,500,000
Basic net income (loss) per ordinary shares (in dollars per share)				$ 0
Diluted net income (loss) per ordinary shares (in dollars per share)				$ 0
Initial classification of Class A ordinary shares subject to possible redemption								$ 253,000,000	253,000,000	$ 253,000,000
Change in value of Class A ordinary shares subject to redemption									0
ION Acquisition Corp 2 LTD | Private Placement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shares issued in transaction (in shares)				7,060,000				7,060,000,000		7,060,000
ION Acquisition Corp 2 LTD | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption						$ 253,000,000	$ 0	$ 0	$ 0	$ 253,000,000
Common stock, value				$ 0								$ 0
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs								0
Sale of 7,060,000 Private Placement Warrants								0
Accretion of temporary equity to redemption value								(37,143,454)		$ 37,143,454
Additional paid-in capital								0
Accumulated deficit								(39,004,668)
Total Shareholders’ (Deficit) Equity								$ (39,004,035)
Weighted average shares outstanding, basic (in shares)						25,300,000	25,300,000	12,087,778	18,730,387	20,944,322
Weighted average shares outstanding, diluted (in shares)						25,300,000	25,300,000	12,087,778	18,730,387	20,944,322
Basic net income (loss) per ordinary shares (in dollars per share)						$ (0.05)	$ (0.02)	$ 2.97	$ 1.88	$ 1.62
Diluted net income (loss) per ordinary shares (in dollars per share)						(0.05)	$ (0.02)	$ 2.97	$ 1.88	1.62
Shares issued in transaction (in shares)								25,300,000
Ordinary shares, par value (in dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)				500,000,000		500,000,000		500,000,000		500,000,000		500,000,000
Shares subject to redemption (in shares)								25,300,000
Ordinary shares, shares issued (in shares)				0		25,300,000				25,300,000		0
Ordinary shares, shares outstanding (in shares)				0		25,300,000				25,300,000		0
ION Acquisition Corp 2 LTD | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value				$ 633	[2]	$ 633	$ 633	$ 633	$ 633	$ 633		$ 633	[2]
Weighted average shares outstanding, basic (in shares)						6,325,000	6,325,000	5,894,167	6,110,773	6,182,967
Weighted average shares outstanding, diluted (in shares)						6,325,000	6,325,000	5,894,167	6,110,773	6,182,967
Basic net income (loss) per ordinary shares (in dollars per share)						$ (0.05)	$ (0.02)	$ (0.10)	$ (0.11)	$ (0.15)
Diluted net income (loss) per ordinary shares (in dollars per share)						(0.05)	(0.02)	(0.10)	(0.11)	(0.15)
Ordinary shares, par value (in dollars per share)				$ 0.0001		$ 0.0001	$ 0.1000	$ 0.1000	$ 0.1000	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares)				50,000,000		50,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000		50,000,000
Ordinary shares, shares issued (in shares)				6,325,000		6,325,000	6,325,000,000	6,325,000,000	6,325,000,000	6,325,000		6,325,000
Ordinary shares, shares outstanding (in shares)				6,325,000		6,325,000	6,325,000,000	6,325,000,000	6,325,000,000	6,325,000		6,325,000
ION Acquisition Corp 2 LTD | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			210,576,766				$ 208,257,092	$ 208,995,955	$ 208,257,092
Common stock, value			424				448	440	448
Additional paid-in capital			5,303,723				7,623,373	6,884,518	7,623,373
Accumulated deficit			(304,770)				(2,624,449)	(1,885,581)	(2,624,449)
Total Shareholders’ (Deficit) Equity			5,000,010				5,000,005	5,000,010	5,000,005
Initial classification of Class A ordinary shares subject to possible redemption								0	240,641,840
Change in value of Class A ordinary shares subject to redemption									(32,384,748)
ION Acquisition Corp 2 LTD | As Previously Reported | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption							738,863	(208,995,515)	738,863
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs								208,796,106
Sale of 7,060,000 Private Placement Warrants								7,060,000
Accretion of temporary equity to redemption value								0
Additional paid-in capital								6,884,518
Accumulated deficit								(1,885,581)
Total Shareholders’ (Deficit) Equity								5,000,010
ION Acquisition Corp 2 LTD | As Previously Reported | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value							$ 633	$ 633	$ 633
Weighted average shares outstanding, basic (in shares)							10,726,807	7,921,054	9,386,872
Weighted average shares outstanding, diluted (in shares)							10,726,807	7,921,054	9,386,872
Basic net income (loss) per ordinary shares (in dollars per share)							$ (0.07)	$ (0.24)	$ (0.28)
Diluted net income (loss) per ordinary shares (in dollars per share)							$ (0.07)	$ (0.24)	$ (0.28)
ION Acquisition Corp 2 LTD | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption			42,423,234				$ 44,742,908	$ 44,004,045	$ 44,742,908
Common stock, value			(424)				(448)	(440)	(448)
Additional paid-in capital			(5,303,723)				(7,623,373)	(6,884,518)	(7,623,373)
Accumulated deficit			(37,119,087)				(37,119,087)	(37,119,087)	(37,119,087)
Total Shareholders’ (Deficit) Equity			$ (42,423,234)				(44,742,908)	(44,004,045)	(44,742,908)
Initial classification of Class A ordinary shares subject to possible redemption								253,000,000	12,358,160
Change in value of Class A ordinary shares subject to redemption									32,384,748
ION Acquisition Corp 2 LTD | Adjustment | Class A ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption							$ (738,863)	208,995,515	$ (738,863)
Sale of 25,300,000 Class A shares, $0.0001 par value; 500,000,000 shares authorized; 25,300,000 shares subject to redemption, net of underwriting discounts and offering costs								(208,796,106)
Sale of 7,060,000 Private Placement Warrants								(7,060,000)
Accretion of temporary equity to redemption value								(37,143,454)
Additional paid-in capital								(6,884,518)
Accumulated deficit								(37,119,087)
Total Shareholders’ (Deficit) Equity								$ (44,004,045)
Weighted average shares outstanding, basic (in shares)							25,300,000	12,087,778	18,730,387
Weighted average shares outstanding, diluted (in shares)							25,300,000	12,087,778	18,730,387
Basic net income (loss) per ordinary shares (in dollars per share)							$ (0.02)	$ 2.97	$ 1.88
Diluted net income (loss) per ordinary shares (in dollars per share)							$ (0.02)	$ 2.97	$ 1.88
ION Acquisition Corp 2 LTD | Adjustment | Class B ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, value							$ 0	$ 0	$ 0
Weighted average shares outstanding, basic (in shares)							(4,401,807)	(2,026,887)	(3,276,099)
Weighted average shares outstanding, diluted (in shares)							(4,401,807)	(2,026,887)	(3,276,099)
Basic net income (loss) per ordinary shares (in dollars per share)							$ 0.05	$ 0.14	$ 0.17
Diluted net income (loss) per ordinary shares (in dollars per share)							$ 0.05	$ 0.14	$ 0.17

[1]	Excluded an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).
[2]	Included an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).